UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

     /s/ Christopher D. Johnson     Waltham, MA/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $415,013 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101     5964   280000 SH       Sole                   280000        0        0
AFFILIATED MANAGERS GROUP      COM              008252108     8930    90000 SH       Sole                    90000        0        0
AMAZON COM INC                 COM              023135106    21186   117700 SH       Sole                   117700        0        0
BONA FILM GROUP LTD            SPONSORED ADS    09777B107     3413   625000 SH       Sole                   625000        0        0
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109     5772   265000 SH       Sole                   265000        0        0
CIGNA CORP                     COM              125509109    21629   590000 SH       Sole                   590000        0        0
CROWN CASTLE INTL CORP         COM              228227104    15753   359400 SH       Sole                   359400        0        0
EXPRESS SCRIPTS INC            COM              302182100    37727   698000 SH       Sole                   698000        0        0
HEALTH NET INC                 COM              42222G108    19436   712200 SH       Sole                   712200        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107     5420   132315 SH       Sole                   132315        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109     3097   271181 SH       Sole                   271181        0        0
LKQ CORP                       COM              501889208    13405   590000 SH       Sole                   590000        0        0
MEDNAX INC                     COM              58502B106    49958   742433 SH       Sole                   742433        0        0
PHH CORP                       COM NEW          693320202    12038   520000 SH       Sole                   520000        0        0
POPULAR INC                    COM              733174106    62202 19809667 SH       Sole                 19809667        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    10440   255000 SH       Sole                   255000        0        0
SLM CORP                       COM              78442P106    23417  1860000 SH       Sole                  1860000        0        0
TRANSDIGM GROUP INC            COM              893641100    77674  1078656 SH       Sole                  1078656        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     7073   250000 SH       Sole                   250000        0        0
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102    10479   649282 SH       Sole                   649282        0        0